CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 1,784,938	$ 2,273,151
Accounts receivable, net	1,018,003	948,341
Other receivables	66,000
Due from related parties	44,245	53,851
Inventories	92,530	112,543
Prepaid expenses and other current assets	3,490,446	1,548,717
Total Current Assets	6,496,162	4,936,603
Property and equipment, net	6,776,116	7,596,990
Operating lease right-of-use asset	1,077,241	1,663,881
Investments at fair value	29,069	29,076
Goodwill	1,320,100	1,209,953
Intangible assets, net	1,394,969	1,004,914
Other non-current assets	501,750	516,296
Total Assets	17,595,407	16,957,713
Current Liabilities
Accounts payable	1,078,381	821,820
Accrued expenses and other current liabilities	2,064,302	1,810,222
Deferred revenue	2,561,912	1,546,712
Lease liabilities, current	436,271	545,132
Loans payable - current portion	65,415	65,611
Loans payable - related parties - current portion	425,551	589,502
Convertible debt obligations, current portion	507,765
Total Current Liabilities	7,139,597	5,378,999
Operating lease liabilities - non-current portion	894,589	1,307,932
Loans payable - non-current portion	85,858	157,629
Convertible debt obligations, non-current portion	766,245	1,531,639
Deferred tax liability	723,122	875,425
Total Liabilities	9,609,411	9,251,624
Commitments and Contingencies Stockholders' Equity:
Contributed capital	50,924,276	50,630,439
Subscriptions receivable	(1,900,857)	(1,900,857)
Reserves	(31,888,638)	(32,112,799)
Accumulated deficit	(13,493,684)	(9,167,848)
Capital and reserves attributable to owners of Genius Group Ltd	3,641,097	7,448,935
Non controlling interest	4,344,899	257,154
Total Stockholders' Equity	7,985,996	7,706,089
Total Liabilities and Stockholders' Equity	$ 17,595,407	$ 16,957,713